CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net income	$ 79,326	$ 125,539	$ 107,437
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(3,131)	(404)	1,571
Share-based compensation expenses	410	238	1,207
Fair value adjustments of a bifurcated derivative		346	(75)
Net cash used in operating activities	175,124	100,521	105,719
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(187,580)	(9,888)	(49,748)
Cash flows from financing activities:
Repayment of convertible bond	20,753
Payment of dividends	(12,713)	(10,862)	(7,241)
Net cash (used in) provided by financing activities	(18,213)	(10,155)	(12,197)
Net increase (decrease) in cash, cash equivalents and restricted cash	(39,290)	71,078	49,613
Cash, cash equivalents and restricted cash, beginning of year	358,387	287,309	237,696
Cash, cash equivalents and restricted cash, end of year	319,097	358,387	287,309
Parent Company
Cash flows from operating activities:
Net income	79,396	125,261	107,161
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(81,564)	(127,752)	(109,757)
Share-based compensation expenses	410	238	1,207
Accretion of convertible bond	57	230	230
Fair value adjustments of a bifurcated derivative	0	346	(75)
Change in operating assets and liabilities	(142)	(28)	14
Net cash used in operating activities	(1,843)	(1,705)	(1,220)
Cash flows from investing activities:
Collection of loans from subsidiaries	0	0	50,649
Loans to subsidiaries	(19,775)	(4,200)	(5,000)
Investment in subsidiaries	0	0	(15,707)
Net cash provided by (used in) investing activities	(19,775)	(4,200)	29,942
Cash flows from financing activities:
Repayment of convertible bond	(20,753)
Proceeds of loans from subsidiaries	20,000	43,538	0
Payment of dividends	(12,713)	(10,862)	(7,241)
Repayment of loans from subsidiaries	0	0	(13,006)
Net cash (used in) provided by financing activities	(13,466)	32,676	(20,247)
Net increase (decrease) in cash, cash equivalents and restricted cash	(35,084)	26,771	8,475
Cash, cash equivalents and restricted cash, beginning of year	48,349	21,578	13,103
Cash, cash equivalents and restricted cash, end of year	$ 13,265	$ 48,349	$ 21,578